UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person

To contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

SEC2860 (6-15) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001643675

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

LAUREL ROAD PRIME STUDENT LOAN TRUST 2018-B

George Sclavos, Chief Financial Officer

(203) 669-4107

Name and telephone number, including area code, of the person

To contact in connection with this filing.

Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a third party due diligence report, dated April 17, 2018, obtained by the Securitizer, with respect to certain due diligence services performed by Deloitte & Touche LLP

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Laurel Road Bank	(Securitizer, Depositor or Underwriter)
Dated: April 18, 2018

/s/ George Sclavos	(Signature)
George Sclavos
Chief Financial Officer